Offerings - Offering: 1	Aug. 28, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, Preferred Stock, Rights and Warrants
Amount Registered	3,000,000
Proposed Maximum Offering Price per Unit	1.56
Maximum Aggregate Offering Price	$ 4,680,000
Amount of Registration Fee	$ 646.31
Offering Note	N/A